Leases - Schedule of Future Minimum Payments (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Future Minimum Payments [Abstract]
2025	$ 25,650
2026	23,512
Total lease payments	49,162
Less: imputed interest	(1,831)
Total	$ 47,331	$ 41,570